Trade payables and short-term contract liabilities - Trade payables break down (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade payables and short-term contract liabilities
Trade payable	€ 32,862	€ 37,679	€ 19,359
Increase in trade accounts payable	(4,800)
Decrease in other trade payables	(12,900)
Increase (decrease) in trade payables related to research and development expenses	7,700
Due in 30 days
Trade payables and short-term contract liabilities
Trade payable	30,938	24,995	19,156
Due in 30-60 days
Trade payables and short-term contract liabilities
Trade payable	€ 1,925	€ 12,684	201
Due in more than 60 days
Trade payables and short-term contract liabilities
Trade payable			€ 2